Expense Example - FidelityShort-TermBondIndexFund-PRO - FidelityShort-TermBondIndexFund-PRO - Fidelity Short-Term Bond Index Fund - Fidelity Short-Term Bond Index Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 3
3 years	10
5 years	17
10 years	$ 39